CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Millions	USD ($)
Balance at beginning of period at Dec. 31, 2012	$ 3,085.0
Increase (Decrease) in Partners' Capital
Member distributions	(200.0)
Share-based compensation expense	22.0
Other	(1.0)
Net income (loss)	549.0
Balance at end of period at Dec. 31, 2013	3,455.0
Increase (Decrease) in Partners' Capital
Share-based compensation expense	13.0
Cash contributions from parent	186.0
Net income (loss)	148.0
Distribution to parent	(20.0)
Balance at end of period at Dec. 31, 2014	3,782.0
Increase (Decrease) in Stockholders' Equity
Net income	19.0
Increase (Decrease) in Partners' Capital
Share-based compensation expense	5.0
Cash contributions from parent	20.0
Balance at end of period at Mar. 31, 2015	$ 3,826.0